INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX
Schedule of net deferred tax assets

	December 31,	December 31,
	2023	2022
Deferred tax assets (liabilities)
Startup organizational expenses	$1,558,190	$562,030
Unrealized gain on marketable securities	—	(294,084)
Total deferred tax assets	1,558,190	267,946
Valuation allowance	(1,558,190)	(562,030)
Deferred tax assets (liabilities), net of valuation allowance	$—	$(294,084)

Schedule of income tax provision

	December 31,	December 31,
	2023	2022
Federal
Current	$4,523,401	$1,180,272
Deferred	(486,685)	(44,129)
State and Local
Current	1,862,831	—
Deferred	(803,558)	—
Change in valuation allowance	996,160	338,213
Income tax provision	$6,092,149	$1,474,356

Schedule of reconciliation of the federal income tax rate to the effective tax rate

	December 31,	December 31,
	2023	2022
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.66%	0.00%
Business combination expense	2.71%	0.00%
Valuation allowance	5.55%	6.30%
Income tax provision	33.92%	27.30%